Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES

9. LEASES

The Company has operating leases for its office facilities. The Company’s leases have remaining terms of less than one year. Leases with an initial term of 12 months or less are not recorded on the balance sheet; the Company recognizes lease expense for these leases on a straight-line basis over the lease term.

The operating lease expense, including one lease arrangements, for the year ended December 31, 2024 and 2023 was as follows:

		For the year ended	For the year ended	For the year ended
Lease Cost	Classification	December 31, 2024	December 31, 2023	December 31, 2022
Operating lease cost	Cost of revenue, general and administrative expenses	$10,000	$10,000	$62,364

Total lease cost		$10,000	$10,000	62,364
Operating lease cost-discontinued operations	Cost of revenue, general and administrative expenses	-	-	(62,364)
Total lease cost		$10,000	$10,000	$-